Nature of Operations and Basis of Preparation - Schedule of Vessels Chartered (Detail)	12 Months Ended
Dec. 31, 2013 Unit
Ville d' Orion [Member]
Nature Of Operations [Line Items]
Capacity in TEUs	4,113
Year Built	1997
Purchase Date by GSL	2007-12
Remaining Charter Duration (years)	3 months 18 days
Daily Charter Rate	7,000
Ville d' Aquarius [Member]
Nature Of Operations [Line Items]
Capacity in TEUs	4,113
Year Built	1996
Purchase Date by GSL	2007-12
Remaining Charter Duration (years)	3 months 18 days
Daily Charter Rate	7,000
CMA CGM Matisse [Member]
Nature Of Operations [Line Items]
Capacity in TEUs	2,262
Year Built	1999
Purchase Date by GSL	2007-12
Remaining Charter Duration (years)	3 years
Daily Charter Rate	18,465
CMA CGM Utrillo [Member]
Nature Of Operations [Line Items]
Capacity in TEUs	2,262
Year Built	1999
Purchase Date by GSL	2007-12
Remaining Charter Duration (years)	3 years
Daily Charter Rate	18,465
Delmas Keta [Member]
Nature Of Operations [Line Items]
Capacity in TEUs	2,207
Year Built	2003
Purchase Date by GSL	2007-12
Remaining Charter Duration (years)	4 years
Daily Charter Rate	18,465
Julie Delmas [Member]
Nature Of Operations [Line Items]
Capacity in TEUs	2,207
Year Built	2002
Purchase Date by GSL	2007-12
Remaining Charter Duration (years)	4 years
Daily Charter Rate	18,465
Kumasi [Member]
Nature Of Operations [Line Items]
Capacity in TEUs	2,207
Year Built	2002
Purchase Date by GSL	2007-12
Remaining Charter Duration (years)	4 years
Daily Charter Rate	18,465
Marie Delmas [Member]
Nature Of Operations [Line Items]
Capacity in TEUs	2,207
Year Built	2002
Purchase Date by GSL	2007-12
Remaining Charter Duration (years)	4 years
Daily Charter Rate	18,465
CMA CGM La Tour [Member]
Nature Of Operations [Line Items]
Capacity in TEUs	2,272
Year Built	2001
Purchase Date by GSL	2007-12
Remaining Charter Duration (years)	3 years
Daily Charter Rate	18,465
CMA CGM Manet [Member]
Nature Of Operations [Line Items]
Capacity in TEUs	2,272
Year Built	2001
Purchase Date by GSL	2007-12
Remaining Charter Duration (years)	3 years
Daily Charter Rate	18,465
CMA CGM Alcazar [Member]
Nature Of Operations [Line Items]
Capacity in TEUs	5,089
Year Built	2007
Purchase Date by GSL	2008-01
Remaining Charter Duration (years)	7 years
Daily Charter Rate	33,750
CMA CGM Chateau d'lf [Member]
Nature Of Operations [Line Items]
Capacity in TEUs	5,089
Year Built	2007
Purchase Date by GSL	2008-01
Remaining Charter Duration (years)	7 years
Daily Charter Rate	33,750
CMA CGM Thalassa [Member]
Nature Of Operations [Line Items]
Capacity in TEUs	11,040
Year Built	2008
Purchase Date by GSL	2008-12
Remaining Charter Duration (years)	12 years
Daily Charter Rate	47,200
CMA CGM Jamaica [Member]
Nature Of Operations [Line Items]
Capacity in TEUs	4,298
Year Built	2006
Purchase Date by GSL	2008-12
Remaining Charter Duration (years)	9 years
Daily Charter Rate	25,350
CMA CGM Sambhar [Member]
Nature Of Operations [Line Items]
Capacity in TEUs	4,045
Year Built	2006
Purchase Date by GSL	2008-12
Remaining Charter Duration (years)	9 years
Daily Charter Rate	25,350
CMA CGM America [Member]
Nature Of Operations [Line Items]
Capacity in TEUs	4,045
Year Built	2006
Purchase Date by GSL	2008-12
Remaining Charter Duration (years)	9 years
Daily Charter Rate	25,350
CMA CGM Berlioz [Member]
Nature Of Operations [Line Items]
Capacity in TEUs	6,621
Year Built	2001
Purchase Date by GSL	2009-08
Remaining Charter Duration (years)	7 years 9 months
Daily Charter Rate	34,000